Inventories - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule Of Expenses By Nature Table [Line Items]
Raw materials and consumables used	$ 19,298	$ 3,559	$ 1,037
Inventory write-down	721	736
Discontinued operations
Schedule Of Expenses By Nature Table [Line Items]
Raw materials and consumables used	4,449	6,903	8,045
Inventory write-down	44	75
Direct costs
Schedule Of Expenses By Nature Table [Line Items]
Raw materials and consumables used	$ 23,747	$ 10,462	$ 9,082